SHARE OPTION PLANS (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Options exercised	0	0
Tranche 3 [Member]
Grant date	Mar. 28, 2008
Options outstanding	0	124,500
Number of options granted	0	0
Options exercised		(124,500)
Options outstanding	0	0
Options vested and exercisable	0	0
Weighted average fair value at the grant date (USD)	2.69
Tranche 4 [Member]
Grant date	Jun. 16, 2008
Options outstanding	0	10,000
Number of options granted	0	0
Options exercised		(10,000)
Options expired		0
Options outstanding	0	0
Options vested and exercisable	0	0
Weighted average fair value at the grant date (USD)	3.42
Tranche 5 [Member]
Grant date	Jan. 04, 2010
Options outstanding	120,000	120,000
Number of options granted	0	0
Options exercised		0
Options expired	0	0
Options outstanding	120,000	120,000
Options vested and exercisable	120,000	120,000
Weighted average fair value at the grant date (USD)	7.20
Tranche 6 [Member]
Grant date	Jan. 03, 2011
Options outstanding	115,000	115,000
Number of options granted	0	0
Options exercised		0
Options expired	0
Options outstanding	115,000	115,000
Options vested and exercisable	115,000	115,000
Weighted average fair value at the grant date (USD)	6.08
Tranche 7 [Member]
Grant date	Jan. 03, 2012
Options outstanding	365,000	365,000
Number of options granted	0	0
Options exercised		0
Options expired	0	0
Options outstanding	365,000	365,000
Options vested and exercisable	365,000	365,000
Weighted average fair value at the grant date (USD)	1.45
Tranche 8 [Member]
Grant date	Jan. 02, 2013
Options outstanding	360,000	0
Number of options granted		360,000
Options exercised		0
Options expired	0	0
Options outstanding	360,000	360,000
Options vested and exercisable	360,000	360,000
Weighted average fair value at the grant date (USD)	0.76
Tranche 9 [Member]
Grant date	Jan. 02, 2014
Number of options granted	350,000
Options expired	0
Options outstanding	350,000
Options vested and exercisable	350,000
Weighted average fair value at the grant date (USD)	0.65